DESCRIPTION OF BUSINESS (Q2) (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 14, 2022 USD ($)	Jun. 30, 2022 USD ($) subsidiary	Jun. 30, 2021 USD ($)	Apr. 29, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($)
Business Acquisition [Line Items]
Number of subsidiaries | subsidiary		1
Recapitalization exchange ratio	0.59289
Net proceeds from reverse recapitalization transaction	$ 18,789
Gross proceeds available at closing	25,135
Amount available after paying TCAC redeeming stockholders	8,771
Proceeds from PIPE Financing	6,100
Proceeds from convertible notes		$ 7,000	$ 0
Payment of cash and noncash expenses	8,604
Net cash after closing	10,185
CF Principal Investments LLC
Business Acquisition [Line Items]
Stock sale program, authorized amount				$ 50,000
Sale of stock, price per share (dollars per share) | $ / shares				$ 0.0001
Convertible Notes Payable
Business Acquisition [Line Items]
Proceeds from convertible notes	10,000
Convertible Notes Payable | 15.00% Convertible Notes
Business Acquisition [Line Items]
Aggregate principal amount					$ 7,000
Interest rate					15.00%
Convertible Notes Payable | Tranche One
Business Acquisition [Line Items]
Aggregate principal amount	$ 11,000
Interest rate	6.00%